Operating Segments (Tables)	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Nine months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$117,976	$17,806	$135,782
Gross profit	$56,512	$2,928	$59,440
Unallocated corporate expenses			(36,758)
Finance expenses, net			(3,949)
Income before taxes on income			$18,733

	Nine months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$110,032	$11,916	$121,948
Gross profit	$50,825	$2,111	$52,936
Unallocated corporate expenses			(37,963)
Finance expenses, net			(4,098)
Income before taxes on income			$10,875

	Three months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$39,523	$7,487	$47,010
Gross profit	$18,639	$1,123	$19,762
Unallocated corporate expenses			(11,946)
Finance expenses, net			(1,449)
Income before taxes on income			$6,367

	Three months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$37,128	$4,612	$41,740
Gross profit	$16,259	$975	$17,234
Unallocated corporate expenses			(11,940)
Finance expenses, net			(1,347)
Income before taxes on income			$3,947
	Year Ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited

Revenues	$141,447	$19,506	$160,953
Gross profit	$67,739	$2,228	$69,967
Unallocated corporate expenses			(49,916)
Finance expenses, net			(6,717)
Income before taxes on income			$13,334

Schedule of Reporting on Operating Segments by Geographic Region	Reporting on operating segments by geographic region:
	Nine months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$79,230	$-	$79,230
Israel	4,746	17,806	22,552
Latin America	16,324	-	16,324
Canada	7,982	-	7,982
Europe	6,310	-	6,310
Asia	3,362	-	3,362
Others	22	-	22
	$117,976	$17,806	$135,782
	Nine months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$84,779	$-	$84,779
Israel	4,701	11,916	16,617
Canada	7,873	-	7,873
Latin America	7,588	-	7,588
Europe	3,220	-	3,220
Asia	1,837	-	1,837
Others	34	-	34
	$110,032	$11,916	$121,948
	Three months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$23,736	$-	$23,736
Israel	1,710	7,487	9,197
Latin America	6,443		6,443
Europe	3,858	-	3,858
Canada	2,386	-	2,386
Asia	1,390	-	1,390
Others	-	-	-
	$39,523	$7,487	$47,010

	Three months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$29,610	$-	$29,610
Israel	1,144	4,612	5,756
Latin America	2,353		2,353
Canada	2,108	-	2,108
Europe	1,542	-	1,542
Asia	337	-	337
Others	34	-	34
	$37,128	$4,612	$41,740

	Year ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$100,504	$-	$100,504
Israel	5,506	19,506	25,012
Canada	18,606		18,606
Europe	9,457	-	9,457
Latin America	4,936	-	4,936
Asia	2,376	-	2,376
Others	62	-	62
	$141,447	$19,506	$160,953